Loans and Advances to Banks, Net (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Loans and Advances to Banks, net [abstract]
Interbank loans	$ 150,007	$ 100,023
Other credits with domestic banks
Provisions for loans to domestic banks	(33)	(247)
Subtotal	149,974	99,776
Loans to foreign banks	289,337	239,797
Credits with third countries	8,934	41,872
Chilean export trade banks	61,860	12,873
Provisions for loans to foreign banks	(77)	(765)
Subtotal	360,054	293,777
Central Bank deposits	630,053	1,100,306
Other Central Bank credits		525
Subtotal	630,053	1,100,831
Total	$ 1,140,081	$ 1,494,384